Annual Total Returns - Fidelity® Balanced Fund [BarChart] - 08.31 Fidelity Balanced Fund Retail PRO-12 - Fidelity® Balanced Fund - Fidelity Balanced Fund-Retail Class	Oct. 30, 2020
Bar Chart Table:
Annual Return 2010	13.76%
Annual Return 2011	1.68%
Annual Return 2012	12.90%
Annual Return 2013	20.50%
Annual Return 2014	10.37%
Annual Return 2015	0.41%
Annual Return 2016	7.01%
Annual Return 2017	16.50%
Annual Return 2018	(4.02%)
Annual Return 2019	24.39%